Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer Software [Member]
Significant Accounting Policies [Line Items]
Property and equipment estimated useful life	5 years
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment estimated useful life	3 years
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Property and equipment estimated useful life	7 years
Laboratory Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment estimated useful life	7 years
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	Shorter of remaining lease term or 10 years